Other Payables and Accrued Liabilities (Details) - Schedule of other payables and accrued liabilities - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Other Payables And Accrued Liabilities Abstract
Advance from customers	¥ 16,607	¥ 38,769
Accrued payroll	10,220	8,335
VAT payable	1,484	3,900
Refund liabilities	1	2
Product warranty	50	253
Deferred revenue		1,000
Other payables	15,786	7,831
Total	¥ 44,148	¥ 60,090